Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	Calvert Fund
Central Index Key	dei_EntityCentralIndexKey	0000701039
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2015
Prospectus Date	rr_ProspectusDate	Jan. 31, 2015
Supplement [Text Block]	cik0000743773_SupplementTextBlock
CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT BOND PORTFOLIO
Supplement to
Calvert Income Funds Prospectus (Class A, B, C and Y)
dated January 31, 2015
Calvert Income Funds Prospectus (Class I)
dated January 31, 2015
Date of Supplement: October 1, 2015
Effective immediately, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund and Calvert Bond Portfolio (each a “Fund”) have adopted the Calvert Principles for Responsible Investment. Furthermore, effective November 16, 2015, each Fund has approved the addition of certain portfolio managers to the Funds to better reflect a team approach to portfolio management. Effective immediately, Calvert Ultra-Short Income Fund has also adopted a change to its market timing policy.
Responsible Investment Principles
Effective immediately, each Prospectus is hereby amended as follows:

Calvert Income Fund
Prospectus:	rr_ProspectusTable
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund and Calvert Ultra-Short Income Fund, delete “Tobacco Exclusion Risk” and insert the following:
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance, depending on whether such sectors or investments are in or out of favor in the market.

Calvert Short Duration Income Fund
Prospectus:	rr_ProspectusTable
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund and Calvert Ultra-Short Income Fund, delete “Tobacco Exclusion Risk” and insert the following:
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance, depending on whether such sectors or investments are in or out of favor in the market.

Calvert Long-Term Income Fund
Prospectus:	rr_ProspectusTable
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund and Calvert Ultra-Short Income Fund, delete “Tobacco Exclusion Risk” and insert the following:
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance, depending on whether such sectors or investments are in or out of favor in the market.

Calvert Ultra-Short Income Fund
Prospectus:	rr_ProspectusTable
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund and Calvert Ultra-Short Income Fund, delete “Tobacco Exclusion Risk” and insert the following:
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance, depending on whether such sectors or investments are in or out of favor in the market.